Changes in organization and acquisitions and disposals of subsidiaries and businesses	12 Months Ended
Dec. 31, 2025
Changes In Organisation And Disposals [Line Items]
Changes in organization and acquisitions and disposals of subsidiaries and businesses
Note 28
Changes in organization and acquisitions and disposals of subsidiaries and businesses
Acquisitions and increases in ownership interests in subsidiaries and businesses
Acquisition of Credit Suisse Group
On 12 June 2023,
UBS Group AG acquired
Credit Suisse Group AG,
succeeding by operation
of Swiss law
to all assets
and liabilities
of Credit
Suisse Group AG,
and became
the direct
or indirect
shareholder of all
of the
former direct
and
indirect
subsidiaries
of
Credit
Suisse
Group
AG.
The
acquisition
of
Credit
Suisse
Group
AG
constituted
a
business
combination under
IFRS 3,
Business Combinations
, and
was required
to be
accounted for
by applying
the acquisition
method
of
accounting.
The
transaction
resulted
in
negative
goodwill
of
USD
27.3
bn
recognized
in
the
year
ended
31 December 2023, which represents the difference between the amounts at which the acquired identifiable net assets
were recognized and the fair value of the consideration transferred.
›
Refer to the “Integration of Credit Suisse” section of this report for more information about the acquisition of the Credit Suisse
Group,
to Note 1a) for more information about the applicable accounting policies and to Note
17 for more information about the
acquisition-related contingent liabilities
Ownership increase in UBS Securities China
In the second
quarter of 2025,
UBS increased its
stake in UBS
Securities China from
67 % to 100
%. The closing
of the
transaction did not affect profit or loss.
Disposals of subsidiaries and businesses
Agreement to sell Swisscard AECS GmbH
In October 2024, UBS
entered into an agreement
to sell to American Express
Swiss Holdings GmbH (American Express)
its 50
% interest in
Swisscard AECS GmbH
(Swisscard), a joint
venture in Switzerland
between UBS and
American Express,
subject to certain closing conditions. Also in October 2024, UBS entered into an agreement with Swisscard to transition the Credit Suisse-branded card portfolios to UBS. In 2024,
UBS recorded an expense of USD
41 m in connection with the
termination
of
the
Swisscard
joint
venture.
In
January
2025,
UBS
completed
the
purchase
of
the
card
portfolios
and
recorded
an
expense
of
USD
180
m
related
to
this
purchase
and
a
gain
of
USD
64
m
related
to
UBS’s
investment
in
Swisscard. As of 31 December
2025, the
50
% interest in Swisscard
was presented as
Properties and other non-current
assets held
for sale
and amounted
to USD
299
m. In
January 2026,
UBS completed
the sale
of its
50
% interest
in Swisscard
and expects
to recognize a
gain on
sale in
the first quarter
of 2026. As
previously disclosed,
this gain
is expected to
largely
offset the aforementioned effects related to the prior Swisscard transactions recorded in 2024 and 2025.
Sale of Select Portfolio Servicing
In March 2025, UBS
completed the sale of
Select Portfolio Servicing,
the US mortgage
servicing business of Credit
Suisse,
which was
managed in
Non-core and
Legacy. UBS
recognized a
gain of
USD
97
m upon
the completion
of the
transaction.
As of 31 December 2024,
the associated assets and
liabilities were presented as
Assets of disposal groups
held for sale
and
Liabilities of disposal
groups held for
sale
, respectively, and
amounted to USD
1,705 m and USD 1,199
m, respectively.
Collaboration with 360 ONE WAM Ltd and sale of wealth management business in India
In April 2025,
UBS entered into
a strategic collaboration
with 360 ONE
WAM Ltd (360
ONE), one of
India’s largest wealth
and asset
management firms.
As part
of the
agreement, UBS
acquired warrants
for a
4.83
% interest
in 360
ONE and
sold
its
onshore
wealth
management
business
in
India
to
360
ONE.
Upon
the
completion
of
the
sale
in
2025,
UBS
recognized a gain of USD 33
m.
Sale of O’Connor business
In May
2025, UBS
Asset Management
(Americas) LLC
entered into
an agreement
to sell
its O’Connor
single-manager
hedge
fund,
private
credit
and
commodities
platform
to
Cantor
Fitzgerald.
On
31 December
2025,
UBS
Asset
Management
(Americas)
LLC
completed
the
first
closing
of
the
transaction.
In
connection
with
this
closing,
UBS
recognized a loss of USD 29
m in 2025. UBS expects to complete the transfer
of the remaining funds in the first quarter
of 2026 and does not expect to recognize any material profit or loss upon such completion.
Sale of a 36.01% stake in Credit Suisse Securities (China) Limited
In 2025,
UBS completed
the sale
of a
36.01
% stake
in a
subsidiary, Credit
Suisse Securities
(China) Limited
(CSS), to
Beijing State-Owned Assets Management Co., Ltd., and deconsolidated the entity. The sale resulted in a pre-tax gain of
USD 128
m. UBS
retains a
14.99
% shareholding
in CSS
and accounts
for this
minority interest
as an
investment in
an
associate.
Changes in organization
Legal structure integration
On
31 May 2024,
the merger
of
UBS AG
and Credit
Suisse AG
was completed.
UBS
AG succeeded
to all
rights and
obligations of Credit Suisse AG, including all outstanding Credit Suisse AG debt instruments.
On 7 June
2024, the transition
to a
single US intermediate
holding company was
completed. In
the second quarter
of
2025,
Credit
Suisse
Holdings
(USA),
Inc.
merged
with
UBS
Americas
Inc,
and
Credit
Suisse
Securities
(USA)
LLC
was
deregistered as a broker-dealer.
On 1 July 2024, the merger of UBS
Switzerland AG and Credit Suisse (Schweiz)
AG was completed. UBS Switzerland AG
succeeded to all rights and obligations of Credit Suisse (Schweiz) AG.
›
Refer to the “Integration of Credit Suisse” section of this report for more information